Commitment and Contingencies - Narrative (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) vote	Sep. 30, 2020 USD ($)	Aug. 31, 2019 ft²	Dec. 31, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Number of operating leases | vote		1
Restricted cash		$ 115,000	$ 115,000		$ 131,000
Number of renewal options | vote		0
Short-term expenses		$ 1,544
Lexington Lease
Lessee, Lease, Description [Line Items]
Area of rental space (sqft) | ft²				10,417
Restricted cash		100,000			$ 100,000
Lexington Lease | Loans Payable
Lessee, Lease, Description [Line Items]
Loan from landlord	$ 200,000
Interest rate	8.00%
Repayments related to loan		$ 32,337
Lexington Lease | Loans Payable | Interest Only
Lessee, Lease, Description [Line Items]
Debt instrument, term	18 months
Lexington Lease | Loans Payable | Principal and Interest
Lessee, Lease, Description [Line Items]
Debt instrument, term	3 years 6 months